PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure of other provisions

	At December 31, 2020	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2021
	(€ thousand)
Warranty and recall campaigns	106,942	45,047	(33,695)	(9,868)	341	—	108,767
Legal proceedings and disputes	26,349	3,643	(596)	(16,111)	326	90	13,701
Other risks	22,044	12,306	(2,067)	(4,733)	822	28	28,400
Total provisions	155,335	60,996	(36,358)	(30,712)	1,489	118	150,868
The following table presents where the additional provisions to other risks recognized for the years ended December 31, 2021, 2020 and 2019 were recorded within the consolidated income statement.

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	10,562	6,352	9,563
Selling, general and administrative costs	1,744	1,174	2,830
Total	12,306	7,526	12,393